Depreciation, amortisation and impairment costs	12 Months Ended
Dec. 31, 2025
Depreciation Amortisation And Impairment Costs [Abstract]
Depreciation, amortisation and impairment costs	4 Depreciation, amortisation and impairment costs

	2025 £m	2024 £m	2023 £m
Intangibles – amortisation and impairment of trademarks and similar intangibles	1,610	2,298	23,232
– amortisation and impairment of computer software	116	129	125
– impairment of goodwill	277	39	4,614
Property, plant and equipment - depreciation and impairment	544	635	643
	2,547	3,101	28,614
Enumerated below are movements in costs that have impacted depreciation, amortisation and impairment in 2025, 2024 and 2023. These include changes in the Group's underlying business performance, as well as impact of adjusting items, as defined in note 1.
Intangibles – amortisation and impairment of trademarks and similar intangibles
Acquisitions have resulted in the capitalisation of trademarks and similar intangibles, including those which are amortised over their expected useful lives, which do not exceed 30 years. As mentioned in note 12, the amortisation and impairment of these acquired trademarks and similar intangibles are charged to the income statement of which the adjusting element is £1,584 million (2024: £2,279 million; 2023: £23,202 million).
Impairment of goodwill
The impairment of goodwill is charged to the income statement as adjusting.
The Group impaired £277 million of goodwill in Canada, Peru and Malaysia during 2025 and £39 million of goodwill in Malaysia during 2024, as explained in notes 12(e)(v) and 12(e)(vii).
During 2023, the Group impaired £4,614 million of goodwill in the U.S., South Africa and Peru.
Property, plant and equipment – depreciation and impairment
The following items are included within depreciation and impairment of property, plant and equipment:
–In 2025, restructuring and related depreciation costs were a net charge of £19 million, including a charge of £21 million in relation to the Dhaka factory closure and a charge of £14 million for accelerated depreciation in relation to the Heidelberg factory in South Africa, which is proposed to be closed in
2026. This was partially offset by the reversal of part of the impairment for machinery in Reynolds American companies recognised in 2023 as it was determined a portion of the machinery that was impaired would be put back into production as a result of manufacturing footprint changes. The value of this reversal was £16 million. All items have been treated as adjusting items, as mentioned in note 7.
–In 2024, an impairment charge of £75 million in respect of the Group's head office in London, as well as a £74 million impairment charge of fixed assets in relation to the Group's intention to seek an orderly exit from Cuba, were recognised. These have been treated as an adjusting item.
–In 2023, restructuring related depreciation and impairment costs were a net charge of £39 million. It included an impairment of £46 million for machinery in Reynolds American Companies due to the adverse impact from macro-economic headwinds and industry volume declines in the U.S., which was partially offset by depreciation and impairment costs and reversals resulting from obsolete machines in relation to downsizing and factory rationalisation.
These were treated as adjusting, as mentioned in note 7; and
–Gains and losses recognised on disposal of property, plant and equipment.